Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 750,354	$ 849,374
Transfer of AFS investments to HTM investments	(71)	365	$ 0
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Balance at end of year	710,742	750,354	849,374
HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	1,442	(2,715)	0
Unrealised gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Transfer of AFS investments to HTM investments	(1,442)	2,715	0
Unrealised (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(13,645)	(10,506)	(7,632)
Transfer of AFS investments to HTM investments	0	0
Other comprehensive income (loss), net of taxes	(6,507)	(3,139)	(2,874)
Balance at end of year	(20,152)	(13,645)	(10,506)
Accumulated net investment gain (loss) | HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(2,350)	0	0
Transfer of AFS investments to HTM investments	1,442	(2,715)
Other comprehensive income (loss), net of taxes	(71)	365	0
Balance at end of year	(979)	(2,350)	0
Accumulated net investment gain (loss) | Unrealised gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(57)	9,021	(31,064)
Transfer of AFS investments to HTM investments	(1,442)	2,715
Other comprehensive income (loss), net of taxes	(21,181)	(11,793)	40,085
Balance at end of year	(22,680)	(57)	9,021
Employee benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(74,445)	(76,035)	(28,892)
Transfer of AFS investments to HTM investments	0	0
Other comprehensive income (loss), net of taxes	(26,424)	1,590	(47,143)
Balance at end of year	(100,869)	(74,445)	(76,035)
Employee benefit plans | Pension plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(46,331)	(53,169)	(35,616)
Transfer of AFS investments to HTM investments	0	0
Other comprehensive income (loss), net of taxes	(16,901)	6,838	(17,553)
Balance at end of year	(63,232)	(46,331)	(53,169)
Employee benefit plans | Post-retirement medical benefit plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(28,114)	(22,866)	6,724
Transfer of AFS investments to HTM investments	0	0
Other comprehensive income (loss), net of taxes	(9,523)	(5,248)	(29,590)
Balance at end of year	(37,637)	(28,114)	(22,866)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(90,497)	(77,520)	(67,588)
Transfer of AFS investments to HTM investments	0	0
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Balance at end of year	$ (144,680)	$ (90,497)	$ (77,520)